Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Leases [Abstract]
Weighted average remaining lease term (in years)			13 years 10 months 24 days
Weighted average discount rate percent	4.40%		4.40%
Additions to right-of-use assets	$ 9	$ 0	$ 22	$ 211
Interest expense	$ 5	$ 7	11	15
Cash outflow for leases			$ 56	$ 24